Average Annual Total Returns - AST Bond Portfolio 2026	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays Fixed Maturity (2026) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2026) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Fixed Maturity (2026) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.68%	4.73%	4.13%	Jan. 02, 2015	8.92%	4.98%	4.16%	[1]	9.64%	4.45%	4.42%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.